PRINCIPAL ACCOUNTING POLICIES - Foreign currencies, Restricted cash and short-term investment (Details) - $ / ¥	Mar. 31, 2021	Mar. 31, 2020
PRINCIPAL ACCOUNTING POLICIES
Convenience translation rate	6.5518
Restricted cash in relation to guarantee (as a percent)	17.40%	3.40%